Shareholders’ Equity - Movements in the number of options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments € / shares	Dec. 31, 2019 USD ($) EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | $	$ 5.01	$ 7.71
Term options	10 years
Expected life in years	5 years	5 years	5 years
Stock options outstanding, beginning of year (in shares) | EquityInstruments	5,575,454	4,511,512	3,331,875
Granted (in shares) | EquityInstruments	1,851,056	1,237,506	1,570,366
Forfeited (in shares) | EquityInstruments	(85,584)	(119,338)	(142,467)
Exercised (in shares) | EquityInstruments	(303,408)	(46,900)	(226,098)
Lapsed (in shares) | EquityInstruments	(16,283)	(7,326)	(22,164)
Stock options outstanding, end of the year (in shares) | EquityInstruments	7,021,235	5,575,454	4,511,512
Exercisable stock options, end of the year (in shares) | EquityInstruments	3,401,449	2,521,477	1,683,731
Stock options outstanding, beginning of year (in dollars per share)	$ 5.80	$ 4.24	€ 4.78
Granted (in dollars per share)	7.88	11.77	3.11
Forfeited (in dollars per share)	7.14	9.35	4.29
Exercised (in dollars per share)	2.34	4.18	4.02
Lapsed (in dollars per share)	8.26	8.76	6.42
Stock options outstanding, end of the year (in dollars per share)	6.47	5.80	€ 4.24
Options exercised during the year	$ 7.11	$ 12.47
Weighted average life	7 years	7 years 2 months 12 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				€ 1.11	€ 1.11
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				€ 20.34	€ 20.34